Trade and Other Receivables - Schedule of Non-Current Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of trade and other receivables [abstract]
Cash deposits for guarantees	$ 144	$ 133
Loans to customers	6	8
Tax receivable, other than income tax	100	105
Brazilian tax credits and interest receivables	1,299	1,120
Trade and other receivables	323	212
Non-current trade and other receivables	$ 1,871	$ 1,577